CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 145,565	$ 577,022
Accounts receivable, net	1,109,510	935,129
Natural gas and natural gas liquids in storage	188,286	235,836
Commodity imbalances	80,481	89,704
Other current assets	133,010	119,942
Asset of discontinued operations (Note B)	747,872	850,897
Total current assets	2,404,724	2,808,530
Property, plant and equipment
Property, plant and equipment	10,970,256	8,788,835
Accumulated depreciation and amortization	1,738,302	1,524,240
Net property, plant and equipment (Note E)	9,231,954	7,264,595
Investments and other assets
Investments in unconsolidated affiliates (Note O)	1,229,838	1,221,405
Goodwill and intangible assets (Note F)	1,024,562	838,253
Other assets	224,353	151,518
Assets of discontinued operations (Note B)	3,626,050	3,616,672
Total investments and other assets	6,104,803	5,827,848
Total assets	17,741,481	15,900,973
Current liabilities
Current maturities of long-term debt (Note H)	10,650	10,650
Notes payable (Note G)	564,462	817,170
Accounts payable	1,273,102	1,078,222
Commodity imbalances	213,577	273,173
Other current liabilities	212,851	229,858
Liabilities of discontinued operations (Note B)	455,688	447,791
Total current liabilities	2,730,330	2,856,864
Long-term debt, excluding current maturities (Note H)	7,753,657	6,514,049
Deferred credits and other liabilities
Deferred income taxes (Note N)	1,146,562	828,084
Other deferred credits	217,522	321,338
Liabilities of discontinued operations (Note B)	1,048,230	1,148,188
Total deferred credits and other liabilities	2,412,314	2,297,610
Commitments and contingencies (Note Q)
ONEOK shareholders' equity:
Common stock, $0.01 par value: authorized 600,000,000 shares; issued 245,811,180 shares and outstanding 206,618,877 shares at December 31, 2013; issued 245,811,180 shares and outstanding 204,935,043 shares at December 31, 2012	2,458	2,458
Paid-in capital	1,433,600	1,324,698
Accumulated other comprehensive loss (Note J)	(121,987)	(216,798)
Retained earnings	2,020,815	2,059,024
Treasury stock, at cost: 39,192,303 shares at December 31, 2013 and 40,876,137 shares at December 31, 2012	(997,035)	(1,039,773)
Total ONEOK shareholders' equity	2,337,851	2,129,609
Noncontrolling interests in consolidated subsidiaries	2,507,329	2,102,841
Total equity	4,845,180	4,232,450
Total liabilities and equity	$ 17,741,481	$ 15,900,973